Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year[1]	Summary Compensation Table Total for first PEO[2]	Compensation Actually Paid to first PEO	Summary Compensation Table Total for second PEO[2]	Compensation Actually Paid to second PEO	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Non-PEO NEOs	Year-End Value of $100 Investment Based On:[3]		GAAP Net Income ($ millions)	Company- Selected Measure
							Total Shareholder Return	S&P 500 Financials Total Shareholder Return		Adjusted Net Revenue ($ millions)[4]
2022	n/a	n/a	$21,058,543	$19,027,153	$7,689,150	$5,794,258	$118	$119	$9,930	$22,901
2021	n/a	n/a	$16,120,055	$10,224,761	$9,059,920	$905,219	$122	$133	$8,687	$18,961
2020	$27,774,448	$39,537,793	n/a	n/a	$7,444,659	$10,214,686	$120	$98	$6,411	$15,460

Named Executive Officers, Footnote [Text Block]	The PEO and Non-PEO NEOs for the applicable years were as follows:
•2022: Mr. Miebach served as our PEO and Messrs. Mehra, Vosburg, Froman, and Murphy served as the Non-PEO NEOs
•2021: Mr. Miebach served as our PEO and Messrs. Mehra, Banga, Vosburg, and Froman served as the Non-PEO NEOs
•2020: Mr. Banga served as our PEO and Messrs. Mehra, Miebach, Vosburg, and Murphy served as the Non-PEO NEOs

PEO Total Compensation Amount	$ 21,058,543	$ 16,120,055	$ 27,774,448
PEO Actually Paid Compensation Amount	$ 19,027,153	10,224,761	39,537,793
Adjustment To PEO Compensation, Footnote [Text Block]	The 2022 Summary Compensation Table totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the adjustments in the chart below per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid.” In making such adjustments, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[3]Reflects year-end value of an initial investment of $100 made on 12/31/2019.
[4]Metrics shown differ from net revenue under GAAP because they exclude the impact of translational and transactional activity related to foreign exchange rates and the related impact of our foreign exchange derivatives designated as cash flow hedging instruments.
n/a = not applicable

Year and Position	Summary Compensation Table Total Compensation	Less Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Equity Awards Granted in the Covered Year and Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Years’ Equity Awards that Failed to Meet Vesting Conditions in the Covered Year[1]	Compensation Actually Paid
PEO
2022	$21,058,543	$(14,739,542)	$16,028,298	$(3,143,684)	$(176,462)	$—	$19,027,153
2021	$16,120,055	$(11,927,923)	$10,607,477	$(1,668,461)	$198,801	$(3,105,188)	$10,224,761
2020	$27,774,448	$(23,189,117)	$24,530,093	$13,634,344	$(3,211,975)	$—	$39,537,793
Non-PEO NEOs
2022	$7,689,150	$(5,278,420)	$5,739,934	$(2,259,309)	$(97,097)	$—	$5,794,258
2021	$9,059,920	$(7,182,921)	$6,387,764	$(1,490,332)	$389,703	$(6,258,915)	$905,219
2020	$7,444,659	$(5,860,400)	$6,823,768	$2,292,769	$(486,110)	$—	$10,214,686
[1]Reflects 0% payout under the 2019 PSU awards.

Non-PEO NEO Average Total Compensation Amount	$ 7,689,150	9,059,920	7,444,659
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,794,258	905,219	10,214,686
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The 2022 Summary Compensation Table totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the adjustments in the chart below per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid.” In making such adjustments, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[3]Reflects year-end value of an initial investment of $100 made on 12/31/2019.
[4]Metrics shown differ from net revenue under GAAP because they exclude the impact of translational and transactional activity related to foreign exchange rates and the related impact of our foreign exchange derivatives designated as cash flow hedging instruments.
n/a = not applicable

Year and Position	Summary Compensation Table Total Compensation	Less Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Plus Fair Value of Equity Awards Granted in the Covered Year and Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	Change in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	Less Fair Value of Prior Years’ Equity Awards that Failed to Meet Vesting Conditions in the Covered Year[1]	Compensation Actually Paid
PEO
2022	$21,058,543	$(14,739,542)	$16,028,298	$(3,143,684)	$(176,462)	$—	$19,027,153
2021	$16,120,055	$(11,927,923)	$10,607,477	$(1,668,461)	$198,801	$(3,105,188)	$10,224,761
2020	$27,774,448	$(23,189,117)	$24,530,093	$13,634,344	$(3,211,975)	$—	$39,537,793
Non-PEO NEOs
2022	$7,689,150	$(5,278,420)	$5,739,934	$(2,259,309)	$(97,097)	$—	$5,794,258
2021	$9,059,920	$(7,182,921)	$6,387,764	$(1,490,332)	$389,703	$(6,258,915)	$905,219
2020	$7,444,659	$(5,860,400)	$6,823,768	$2,292,769	$(486,110)	$—	$10,214,686
[1]Reflects 0% payout under the 2019 PSU awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs MA and S&P 500 Financials TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs MA GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs MA Adjusted Net Revenue
Tabular List [Table Text Block]

Listed below are the financial measures that in our assessment represent the most important performance measures we use to link “compensation actually paid” for the last fiscal year to company performance:

•Adjusted EPS •Adjusted Net Income	•Adjusted Net Revenue •Relative Total Shareholder Return

Total Shareholder Return Amount	$ 118	122	120
Peer Group Total Shareholder Return Amount	119	133	98
Net Income (Loss)	$ 9,930,000,000	$ 8,687,000,000	$ 6,411,000,000
Company Selected Measure Amount	22,901,000,000	18,961,000,000	15,460,000,000
PEO Name	Mr. Miebach	Mr. Miebach	Mr. Banga
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted EPS•Adjusted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Net Revenue•Relative Total Shareholder Return
Miebach [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 21,058,543	$ 16,120,055
PEO Actually Paid Compensation Amount	19,027,153	10,224,761
Banga [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 27,774,448
PEO Actually Paid Compensation Amount			39,537,793
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,739,542)	(11,927,923)	(23,189,117)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,028,298	10,607,477	24,530,093
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,143,684)	(1,668,461)	13,634,344
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(176,462)	198,801	(3,211,975)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,105,188)	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,278,420)	(7,182,921)	(5,860,400)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,739,934	6,387,764	6,823,768
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,259,309)	(1,490,332)	2,292,769
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(97,097)	389,703	(486,110)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (6,258,915)	$ 0